Vessels (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels (Table)

Period/ Year	Lease Commitment
July 1 to December 31, 2022	$16,948
2023	24,890
2024	24,890
2025	14,234
2026	4,994
Minimum net lease payments	$85,956
Less: present value discount	(12,445)
Total obligations under operating leases and financial liability (current and non-current portion)	$73,511